Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of related party transaction

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019

	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$13,259	$14,355	$27,351	$28,714

	As of
	June 30,	December 31,
	2020	2019

	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$17,930	$9,630
Commitments to NagraStar	$4,159	$4,893

	For the Years Ended December 31,
	2019	2018	2017

	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$56,284	$72,162	$71,167

		As of December 31,
		2019	2018

		(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar		$9,630	$9,871
Commitments to NagraStar		$4,893	$3,888

Dish Mexico
Schedule of related party transaction

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019

	(In thousands)
Sales:
Uplink services	$1,288	$1,412	$2,669	$2,816
Total	$1,288	$1,412	$2,669	$2,816

	As of
	June 30,	December 31,
	2020	2019

	(In thousands)
Amounts Receivable:
Amounts receivable from Dish Mexico	$2,116	$1,191

	For the Years Ended December 31,
	2019	2018	2017

	(In thousands)
Sales:
Digital receivers and related components	$—	$1,227	$1,891
Uplink services	5,620	5,426	3,994
Total	$5,620	$6,653	$5,885

		As of December 31,
		2019	2018

		(In thousands)
Amounts Receivable:
Amounts receivable from Dish Mexico		$1,191	$1,370